SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.         SUBSEQUENT EVENTS

From late January 2020, the COVID-19 was rapidly evolving in China and globally. Since then, the business and transportation disruptions have caused adverse impacts to the Group’s operations and led to incremental costs. Demands for certain categories of products have been negatively affected by the COVID-19 outbreak,  while epidemic products were stimulated positively. The Group’s results of operation and consolidated financial position of 2020 will be affected to a certain extent, which will depend on the future developments of the outbreak, including new development concerning the global severity of and actions taken to contain the outbreak, which are highly uncertain and unpredictable.